Shareholders' Equity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Computation of basic and diluted earnings per share
Net income	$ 108,779	$ 96,759	$ 65,903
Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,139	42,433	42,312
Dilutive effect of potential common shares	684	821	549
Weighted-average common shares outstanding for dilutive computation	42,823	43,254	42,861
Net Income Per Share - Basic	$ 2.58	$ 2.28	$ 1.56
Net Income Per Share - Diluted	$ 2.54	$ 2.24	$ 1.54